UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California High Yield Municipal Fund
Class A [FCQAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	1175-STSR-1025

Franklin California High Yield Municipal Fund
Class A1 [FCAMX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$32	0.65%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	175-STSR-1025

Franklin California High Yield Municipal Fund
Class C [FCAHX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	275-STSR-1025

Franklin California High Yield Municipal Fund
Class R6 [FCAQX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	8175-STSR-1025

Franklin California High Yield Municipal Fund
Advisor Class [FVCAX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$27	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,944,491,522
Total Number of Portfolio Holdings	707
Portfolio Turnover Rate	9.34%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	675-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California High Yield
Municipal Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 28
Notes to Financial Statements 32
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.91 $9.85 $9.69 $11.02 $11.49 $10.81 $11.10
Income from investment
operations
c
:
Net investment income
d
. 0.20 0.39 0.39 0.36 0.26 0.35 0.34
Net realized and
unrealized gains
(losses) ........... (0.50) 0.06 0.16 (1.35) (0.49) 0.67 (0.29)
Total from investment
operations ........... (0.30) 0.45 0.55 (0.99) (0.23) 1.02 0.05
Less distributions from:
Net investment income .. (0.20) (0.39) (0.39) (0.34) (0.24) (0.34) (0.34)
Net asset value, end of
period .............. $9.41 $9.91 $9.85 $9.69 $11.02 $11.49 $10.81
Total return
e
........... (3.01)% 4.67% 5.85% (9.03)% (2.09)% 9.57% 0.43%
Ratios to average net
assets
f
Expenses ............. 0.80% 0.80%
g
0.84%
g
0.88%
g
0.81%
g
0.79%
g
0.80%
g
Net investment income ... 4.22% 3.98% 4.10% 3.63% 2.88% 3.10% 3.10%
Supplemental data
Net assets, end of period
(000’s) .............. $990,079 $981,536 $710,549 $595,614 $714,052 $618,967 $425,757
Portfolio turnover rate .... 9.34% 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.89 $9.83 $9.67 $10.99 $11.47 $10.79 $11.08
Income from investment
operations
c
:
Net investment income
d
. 0.21 0.41 0.41 0.38 0.26 0.37 0.36
Net realized and
unrealized gains
(losses) ........... (0.50) 0.06 0.15 (1.35) (0.49) 0.67 (0.29)
Total from investment
operations ........... (0.29) 0.47 0.56 (0.97) (0.23) 1.04 0.07
Less distributions from:
Net investment income .. (0.21) (0.41) (0.40) (0.35) (0.25) (0.36) (0.36)
Net asset value, end of
period .............. $9.39 $9.89 $9.83 $9.67 $10.99 $11.47 $10.79
Total return
e
........... (2.95)% 4.84% 6.02% (8.83)% (2.07)% 9.76% 0.58%
Ratios to average net
assets
f
Expenses ............. 0.65% 0.65%
g
0.69%
g
0.72%
g
0.66%
g
0.64%
g
0.65%
g
Net investment income ... 4.37% 4.13% 4.25% 3.78% 3.04% 3.27% 3.25%
Supplemental data
Net assets, end of period
(000’s) .............. $656,240 $712,086 $776,199 $862,312 $1,166,095 $1,254,701 $1,282,022
Portfolio turnover rate .... 9.34% 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.97 $9.91 $9.75 $11.08 $11.56 $10.87 $11.17
Income from investment
operations
c
:
Net investment income
d
. 0.18 0.35 0.36 0.32 0.21 0.30 0.30
Net realized and
unrealized gains
(losses) ........... (0.50) 0.06 0.15 (1.35) (0.49) 0.69 (0.30)
Total from investment
operations ........... (0.32) 0.41 0.51 (1.03) (0.28) 0.99 —
Less distributions from:
Net investment income .. (0.18) (0.35) (0.35) (0.30) (0.20) (0.30) (0.30)
Net asset value, end of
period .............. $9.47 $9.97 $9.91 $9.75 $11.08 $11.56 $10.87
Total return
e
........... (3.19)% 4.22% 5.39% (9.35)% (2.46)% 9.18% (0.04)%
Ratios to average net
assets
f
Expenses ............. 1.20% 1.20%
g
1.23%
g
1.27%
g
1.20%
g
1.19%
g
1.20%
g
Net investment income ... 3.78% 3.54% 3.66% 3.19% 2.47% 2.69% 2.70%
Supplemental data
Net assets, end of period
(000’s) .............. $72,670 $85,107 $92,877 $118,149 $180,173 $223,652 $253,579
Portfolio turnover rate .... 9.34% 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.93 $9.86 $9.70 $11.03 $11.51 $10.82 $11.12
Income from investment
operations
c
:
Net investment income
d
. 0.22 0.42 0.42 0.39 0.27 0.38 0.38
Net realized and
unrealized gains
(losses) ........... (0.51) 0.07 0.16 (1.35) (0.49) 0.68 (0.30)
Total from investment
operations ........... (0.29) 0.49 0.58 (0.96) (0.22) 1.06 0.08
Less distributions from:
Net investment income .. (0.22) (0.42) (0.42) (0.37) (0.26) (0.37) (0.38)
Net asset value, end of
period .............. $9.42 $9.93 $9.86 $9.70 $11.03 $11.51 $10.82
Total return
e
........... (2.87)% 4.97% 6.14% (8.76)% (1.96)% 9.97% 0.63%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates ... 0.50% 0.51% 0.55% 0.58% 0.53% 0.52% 0.52%
Expenses net of waiver and
payments by affiliates ... 0.50% 0.51%
g
0.55%
g
0.58%
g,h
0.52%
g
0.51%
g
0.51%
g
Net investment income ... 4.50% 4.26% 4.38% 3.91% 3.16% 3.37% 3.39%
Supplemental data
Net assets, end of period
(000’s) .............. $62,616 $65,877 $50,713 $44,724 $60,366 $45,216 $26,741
Portfolio turnover rate .... 9.34% 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period ............ $9.91 $9.85 $9.69 $11.02 $11.50 $10.82 $11.11
Income from investment
operations
c
:
Net investment income
d
. 0.21 0.42 0.42 0.39 0.27 0.38 0.37
Net realized and
unrealized gains
(losses) ........... (0.50) 0.06 0.15 (1.36) (0.49) 0.67 (0.29)
Total from investment
operations ........... (0.29) 0.48 0.57 (0.97) (0.22) 1.05 0.08
Less distributions from:
Net investment income .. (0.21) (0.42) (0.41) (0.36) (0.26) (0.37) (0.37)
Net asset value, end of
period .............. $9.41 $9.91 $9.85 $9.69 $11.02 $11.50 $10.82
Total return
e
........... (2.89)% 4.93% 6.11% (8.80)% (1.99)% 9.84% 0.68%
Ratios to average net
assets
f
Expenses ............. 0.55% 0.55%
g
0.59%
g
0.62%
g
0.56%
g
0.54%
g
0.55%
g
Net investment income ... 4.46% 4.22% 4.34% 3.87% 3.13% 3.35% 3.35%
Supplemental data
Net assets, end of period
(000’s) .............. $1,162,887 $1,185,778 $914,542 $922,275 $1,186,382 $1,113,278 $903,694
Portfolio turnover rate .... 9.34% 10.33% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), August 31, 2025
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $–) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.3%
Commercial Services & Supplies 0.6%
a,c
CalPlant I LLC ,
Senior Secured Note, 144A, 15%, 2/28/27 ............................... $ 4,195,000 4,195,000
d
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,370,000 178,100
d
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 5,220,000 678,600
d
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,875,000 373,750
d
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 250,000 32,500
d
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
d
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
d
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
d
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
d
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
d
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
d
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
41,035,000 40,416,931
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 10,107,789
Total Corporate Bonds (Cost $75,525,711) ......................................
66,617,670
Municipal Bonds 96.1%
Arizona 0.5%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 13,640,000 14,326,478
California 88.6%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 875,348
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 1,000,118
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 972,311
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,837,159
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien, 2024 B, AG Insured, 4.375%, 7/01/49 ................. 5,000,000 4,477,547
Revenue, Senior Lien, 2024 B, AG Insured, 4.5%, 7/01/54 ................... 5,750,000 5,183,921
e
California Community Choice Financing Authority ,
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 10,000,000 10,047,995
Revenue, 2024 B, Mandatory Put, 5%, 12/01/32 ........................... 10,000,000 10,443,962
Revenue, 2024 D, Mandatory Put, 5%, 9/01/32 ........................... 10,000,000 10,772,475
Revenue, 2024 E, Mandatory Put, 5%, 9/01/32 ............................ 10,000,000 10,722,316
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 30,295,000 24,807,788
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,316,787

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community College Financing Authority, (continued)
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... $ 7,050,000 $ 5,898,971
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 227,628
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 7,785,000 7,852,002
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 21,909,196
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 9,265,000 6,764,413
Exchange at Bayfront Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%,
8/01/51 ........................................................ 13,000,000 5,814,942
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 18,800,000 9,241,369
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 14,630,454
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-2, 4%, 2/01/50 ........ 5,000,000 3,600,542
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 7,475,000 6,389,929
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 13,145,019
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 2,722,776
f
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, 5.87%, 6/01/55 10,000,000 1,830,668
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,280,580
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,134,038
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,011,874
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 4,725,937
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,340,625
University of Southern California, Revenue, 2025 A, 5%, 10/01/55 ............. 15,000,000 15,321,237
California Enterprise Development Authority ,
Castilleja School Foundation, Revenue, 2024, 4%, 6/01/54 ................... 10,000,000 8,443,466
c
Real Journey Academies Obligated Group, Revenue, 144A, 2024 A, 5%, 6/01/54 .. 2,000,000 1,780,648
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 231,331
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 484,109
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 620,663
c
Rocklin Academy Obligated Group, Revenue, 144A, 2024, 5%, 6/01/54 ......... 1,400,000 1,253,637
c
Rocklin Academy Obligated Group, Revenue, 144A, 2024, 5%, 6/01/64 ......... 1,350,000 1,174,739
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,280,315
Adventist Health System/West Obligated Group, Revenue, 2024 A, 5.25%, 12/01/43 4,980,000 4,980,282
Adventist Health System/West Obligated Group, Revenue, 2024 A, 5.25%, 12/01/44 4,720,000 4,662,509
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 2,637,373
CommonSpirit Health Obligated Group, Revenue, 2024 A, 5.25%, 12/01/49 ...... 10,775,000 10,996,868
CommonSpirit Health Obligated Group, Revenue, 2024 A, 5%, 12/01/54 ......... 5,225,000 5,199,037
El Camino Hospital LP, Revenue, 2017, 4%, 2/01/42 ....................... 6,500,000 6,288,931
El Camino Hospital LP, Revenue, 2017, 5%, 2/01/42 ....................... 5,000,000 5,030,474
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 11,565,000 11,913,021
Kaiser Foundation Hospitals, Revenue, A-2, BAM Insured, 5%, 11/01/47 ........ 10,000,000 10,483,262
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,405,795
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 48,166 48,849
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 3,725,796 3,516,050
c,e
300 De Haro Venture LP, Revenue, 144A, 2025 P-S, Mandatory Put, 8%, 1/01/44 . 16,970,000 16,758,685
c
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,676,986
c,e
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,545,750

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
c,e
Desertxpress Enterprises LLC, Revenue, 144A, 2025 A, Refunding, Mandatory Put,
9.5%, 1/01/35 ................................................... $ 14,450,000 $ 13,287,330
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/49 ....................................................... 250,000 241,812
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/54 ....................................................... 3,000,000 2,862,867
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/59 ....................................................... 1,000,000 945,289
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,511,935
c
La Scuola International School, Revenue, 144A, 2024, 5%, 7/01/44 ............ 2,145,000 1,959,421
c
La Scuola International School, Revenue, 144A, 2024, 5.125%, 7/01/54 ......... 1,630,000 1,437,877
c
La Scuola International School, Revenue, 144A, 2024, 5.25%, 7/01/64 .......... 3,075,000 2,691,903
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5.25%, 7/01/49 .... 6,000,000 5,895,444
c
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,303,478
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,880,374
California Municipal Finance Authority ,
a
8%, 12/01/42 ..................................................... 8,300,000 8,355,126
c,e
Revenue, 144A, 2023 B-1, Mandatory Put, 7%, 4/01/33 ..................... 20,770,000 20,171,085
c,e
Revenue, 144A, 2023 B-2, Mandatory Put, 7%, 4/01/33 ..................... 13,825,000 13,387,699
c
Revenue, 144A, 2025 B, 7.375%, 8/01/37 ............................... 7,900,000 7,903,434
c,g
Revenue, 144A, FRN, 2025-1, B, 3.438%, 6/20/49 ......................... 4,500,000 2,695,194
c
Revenue, 144A, 2023, II, 7%, 7/01/51 .................................. 12,655,000 11,702,323
Special Tax, 2024 D, 5%, 9/01/54 ...................................... 1,000,000 950,220
Special Tax, 2025 B, 5.125%, 9/01/55 .................................. 1,825,000 1,743,052
d
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 859,002
e
5435 Balboa LP, Revenue, 2025 A-S, Mandatory Put, 8%, 3/01/44 ............. 4,000,000 3,961,990
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,754,858
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,011,870
BOLD Program, Special Tax, 2022 B, Refunding, 6%, 9/01/52 ................ 2,920,000 3,026,507
BOLD Program, Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............... 1,205,000 1,269,810
BOLD Program, Special Tax, 2022 C, 6.25%, 9/01/52 ....................... 4,030,000 4,235,124
BOLD Program, Special Tax, 2022 D, 6.125%, 9/01/52 ...................... 6,885,000 7,185,786
BOLD Program, Special Tax, 2023 A, 5.5%, 9/01/53 ........................ 3,000,000 3,070,365
BOLD Program, Special Tax, 2023 C, 5.25%, 9/01/53 ....................... 1,300,000 1,292,709
BOLD Program, Special Tax, 2024 A, 5%, 9/01/39 ......................... 275,000 282,003
BOLD Program, Special Tax, 2024 A, 5%, 9/01/44 ......................... 625,000 618,845
BOLD Program, Special Tax, 2024 A, 5%, 9/01/48 ......................... 300,000 293,378
BOLD Program, Special Tax, 2024 A, 5.125%, 9/01/54 ...................... 1,000,000 962,847
BOLD Program, Special Tax, 2024 B, 5%, 9/01/44 ......................... 940,000 939,781
BOLD Program, Special Tax, 2024 B, 5%, 9/01/49 ......................... 1,070,000 1,049,473
BOLD Program, Special Tax, 2024 B, 5%, 9/01/54 ......................... 1,250,000 1,193,088
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 600,317
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,119,209
c
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,000,203
c
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 9,692,354
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,502,342
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5%, 11/01/35 ... 2,250,000 2,333,335
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.125%, 11/01/40 1,350,000 1,356,760
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.375%, 11/01/45 775,000 767,958
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.625%, 11/01/54 500,000 493,867
c
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,594,924
c
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,922,692
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 4,679,619
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 550,000 384,559

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... $ 1,500,000 $ 1,508,778
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,041,094
City of Chula Vista Community Facilities District No. 2021-11, Special Tax, 2022, 5%,
9/01/52 ........................................................ 2,500,000 2,425,141
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1,
Special Tax, 2025, 5.125%, 9/01/55 ................................... 1,000,000 952,258
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,053,431
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 3,731,243
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,591,131
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,006,457
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 4,938,197
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,508,666
h
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.25%, 9/01/45 .................................................. 600,000 596,354
h
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.375%, 9/01/50 ................................................. 1,000,000 1,000,122
h
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.375%, 9/01/55 ................................................. 1,300,000 1,291,353
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/44 ........ 500,000 493,278
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/49 ........ 500,000 485,710
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/54 ........ 1,570,000 1,496,289
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/44 .................................................... 500,000 488,526
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/49 .................................................... 800,000 769,719
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/54 .................................................... 1,125,000 1,061,097
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5.125%, 9/01/59 ................................................. 1,550,000 1,488,629
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.5%,
9/01/48 ........................................................ 600,000 617,779
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.625%,
9/01/53 ........................................................ 1,060,000 1,086,479
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 3,190,000 3,305,781
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/44 .................................................... 1,210,000 1,195,181
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/49 .................................................... 1,835,000 1,789,916
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/54 .................................................... 2,165,000 2,057,226
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5.25%, 9/01/45 .................................................. 1,535,000 1,514,531
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5.375%, 9/01/55 ................................................. 7,000,000 6,953,612
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 201,599
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 103,487
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 52,922
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 136,862
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 357,243

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... $ 2,000,000 $ 1,781,055
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 8,916,846
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,666,756
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 443,539
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,298,172
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,365,048
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,028,071
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,529,096
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 1,625,000 1,618,292
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 4,758,573
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,327,933
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,357,692
Ignatian Corp. (The), Revenue, 2024 A, 5%, 9/01/49 ....................... 600,000 610,877
Ignatian Corp. (The), Revenue, 2024 A, 5%, 9/01/54 ....................... 9,060,000 8,992,170
c,f
IH Parkside Fairfield LLC, Revenue, 144A, 2023 B, 2.617%, 9/01/43 ........... 20,710,000 14,754,545
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 8,965,000 8,968,031
Integrity Housing Obligated Group, Revenue, 2022 A-1, 4.25%, 12/01/37 ........ 16,700,000 13,996,340
Integrity Housing Obligated Group, Revenue, 2022 B, 10%, 12/01/62 ........... 7,000,000 3,876,909
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 1,815,000 1,816,436
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,618,696
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 13,558,873
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 4,988,540
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 21,246,318
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 4,165,000 3,989,726
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,100,054
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 978,628
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 2,857,179
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 527,913
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,641,802
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,594,475
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 600,000 584,969
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,057,844
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,127,500
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/44 ...... 2,830,000 2,773,825
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/54 ...... 1,540,000 1,432,764
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 449,970
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,278,000
Scripps College, Revenue, 2025, 5%, 7/01/55 ............................ 3,320,000 3,244,310
c
Sierra Ridge 3600 LLC, Revenue, 144A, 2024 B, 6.75%, 11/01/39 ............. 11,012,000 10,475,619
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5%, 5/01/34 ... 300,000 307,708
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.5%, 5/01/44 .. 510,000 499,244
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.75%, 5/01/54 . 510,000 494,239
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.875%, 5/01/59 700,000 685,367
St. Mary and All Angels Christian Church, Revenue, 2024 B, 4.65%, 5/01/30 ..... 1,045,000 1,072,461
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 834,673
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 2,770,000 2,300,849
c
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 660,000 651,211
c
Westside Neighborhood School, Revenue, 144A, 2024, 5%, 6/15/34 ........... 500,000 520,633
c
Westside Neighborhood School, Revenue, 144A, 2024, 5.5%, 6/15/39 .......... 655,000 674,188
c
Westside Neighborhood School, Revenue, 144A, 2024, 5.9%, 6/15/44 .......... 1,255,000 1,289,165
c
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 2,900,000 2,975,697
c
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 3,000,000 3,091,386

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Pollution Control Financing Authority ,
a,d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ $ 3,500,000 $ 35
a,d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 130
a,d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 115
a,d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP, Revenue, 144A, 2012, 5%, 11/21/45 ......... 21,685,000 20,592,015
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,239,178
c
Ed Brokers Educational Services, Revenue, 144A, 2025 A, 5.625%, 6/15/55 ...... 1,200,000 1,154,200
c
Ed Brokers Educational Services, Revenue, 144A, 2025 A, 6%, 6/15/65 ......... 5,000,000 4,984,457
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,105,615
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 972,621
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,135,000 1,767,878
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 540,000 531,936
c
California School Finance Authority ,
Revenue, 144A, 2017, 5%, 6/01/47 .................................... 700,000 611,100
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/46 .................................................... 10,000,000 9,801,831
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 378,053
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 1,875,905
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,270,099
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/40 ........................................................ 1,000,000 964,472
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 1,907,520
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 1,919,166
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 1,919,441
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,495,858
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,343,626
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 496,930
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,259,327
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 859,133
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,417,385
Envision Education Obligated Group, Revenue, 144A, 2024 A, 5%, 6/01/54 ...... 900,000 773,310
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 212,403
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,092,443
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 1,000,000 969,188
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,370,281
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,525,975
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,334,617
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,007,662
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,655,202
Harbor Springs Obligated Group, Revenue, 144A, 2024 A, 5.5%, 7/01/54 ........ 2,235,000 2,197,465
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 241,518
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 393,264
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 501,155
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,063,052
Integrity Charter School, Revenue, 144A, 2024, 5%, 7/01/39 ................. 1,000,000 952,456

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Integrity Charter School, Revenue, 144A, 2024, 5.25%, 7/01/44 ............... $ 800,000 $ 736,338
Integrity Charter School, Revenue, 144A, 2024, 5.5%, 7/01/54 ................ 1,600,000 1,440,864
Integrity Charter School, Revenue, 144A, 2024, 5.6%, 7/01/64 ................ 2,000,000 1,781,841
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 595,000 596,375
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 1,990,470
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,763,028
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 6,978,208
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,200,686
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,601,890
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/49 2,150,000 2,032,556
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 1,150,000 1,068,897
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 3,050,000 2,607,528
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 285,000 272,913
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 1,200,000 1,104,880
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,098,974
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,272,284
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,527,677
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/31 ....... 1,000,000 995,796
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/36 ....... 1,670,000 1,549,983
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/51 ....... 16,730,000 12,739,933
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/55 ....... 1,400,000 1,038,112
New Designs Charter School, Revenue, 144A, 2024 A, Refunding, 5%, 6/01/54 ... 650,000 576,228
New Designs Charter School, Revenue, 144A, 2024 A, Refunding, 5%, 6/01/64 ... 1,600,000 1,379,296
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding, 5%,
6/01/33 ........................................................ 650,000 659,154
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.625%, 6/01/43 ................................................. 560,000 544,101
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 600,000 576,102
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5%, 8/01/33 ............................................ 620,000 635,478
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.25%, 8/01/38 ......................................... 500,000 501,801
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/43 .......................................... 550,000 543,780
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/47 .......................................... 525,000 507,806
Real Journey Academies Obligated Group, Revenue, 144A, 2019 A, 5%, 6/01/49 .. 7,105,000 6,232,266
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5%, 6/01/44 2,000,000 1,816,064
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5%, 6/01/54 2,350,000 2,027,760
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5.125%,
6/01/59 ........................................................ 1,500,000 1,301,214
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,000,000 1,023,774
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,005,604
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,784,890
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,180,727
River Springs Charter School, Inc., Revenue, 144A, 2023 A, 5.75%, 7/01/42 ...... 960,000 976,151
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 752,224
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 761,672
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 2,440,000 2,178,197
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 275,000 279,305
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 352,730
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 247,897

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ $ 600,000 $ 466,116
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 534,396
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 818,421
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Pre-Refunded, 5%,
6/01/47 ........................................................ 800,000 833,497
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 7,500,000 7,687,383
California Statewide Communities Development Authority ,
Revenue, 2015 R-1, Refunding, 5%, 9/02/40 ............................. 2,230,000 2,230,473
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,044,694
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 795,000 801,990
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,001,009
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,455,658
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,323,228
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,526,746
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 2,980,000 2,955,736
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,189,568
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,736,118
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,812,349
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,709,689
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,605,621
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,265,000 5,361,896
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,573,624
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,629,798
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 941,977
Special Assessment, 2019 B, 5%, 9/02/44 ............................... 1,150,000 1,158,638
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 858,701
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,268,858
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 720,577
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 975,885
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 503,250
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 550,344
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 886,916
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,175,000 2,559,171
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,280,000 2,940,433
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 3,145,000 2,534,989
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,435,000 2,093,073
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,610,000 2,867,155
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,150,000 2,641,900
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,600,036
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 3,008,803
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,876,620
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 1,990,000 1,995,430
Special Assessment, 2023 D, 5.5%, 9/02/53 .............................. 1,000,000 987,533
Special Tax, 2023 C-1, 5.25%, 9/02/53 .................................. 3,000,000 2,940,246
Special Tax, 2025 A, 5%, 9/02/50 ...................................... 5,500,000 5,374,909
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,001,271
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,711,571
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,153,495
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,793,243
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,283,367
Community Facilities District 2022-7 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,500,000 1,464,226
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,625,000 10,508,254

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... $ 1,230,000 $ 1,243,501
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 2,000,000 1,934,861
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,345,000 3,061,792
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 2,845,000 2,307,797
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,490,000 7,616,964
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,650,000 1,671,710
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 1,985,112
Community Facilities District No. 2022-08 Improvement Area, Special Tax, 2024,
5.25%, 9/01/39 .................................................. 2,360,000 2,411,666
Community Facilities District No. 2022-08 Improvement Area, Special Tax, 2024,
5.25%, 9/01/45 .................................................. 2,750,000 2,723,310
Community Facilities District No. 2022-12 Improvement Area No. 1, Special Tax,
2024, 5%, 9/01/44 ................................................ 2,275,000 2,282,222
Community Facilities District No. 2022-12 Improvement Area No. 1, Special Tax,
2024, 5%, 9/01/54 ................................................ 1,350,000 1,315,822
Community Facilities District No. 2023-08 Improvement Area No. 1, Special Tax,
2025, 5.25%, 9/01/55 ............................................. 1,700,000 1,659,871
Community Facilities District No. 2024-9, Special Tax, 2024, 5%, 9/01/44 ........ 400,000 392,716
Community Facilities District No. 2024-9, Special Tax, 2024, 5%, 9/01/54 ........ 700,000 668,129
Community Infrastructure Program Assessment District No. 20-02, Special
Assessment, 2023, 5.75%, 9/02/53 ................................... 1,900,000 1,919,566
e
Foothill Oak Park Apartments LLC, Revenue, 2025 H-S-A, Mandatory Put, 7.5%,
3/01/36 ........................................................ 3,430,000 3,376,389
John Muir Health Obligated Group, Revenue, 2024 A, Refunding, 5.25%, 12/01/54 . 10,000,000 10,218,073
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 11,639,915
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 932,902
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,210,638
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 41,771,675
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,018,972
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,240,917
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,340,366
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,597,137
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,467,329
Panorama II Preservation LP, Revenue, 2024 F, FNMA Insured, 4.25%, 12/01/40 .. 7,435,000 7,198,571
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 5,000,000 5,057,384
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,664,919
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 2,450,000 1,941,858
c
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,160,058
c
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2023 A, 5.5%, 9/01/53 ............................................. 2,045,000 2,071,563
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/37 ................................. 385,000 397,366
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/52 ................................. 2,000,000 1,813,908
c
Infrastructure & Revitalization Financing District No. 1 Housing Increment, Tax
Allocation, 144A, 2022 B, 5%, 9/01/52 ................................. 1,000,000 890,561
c
Special Tax District No. 2020-1 Development, Special Tax, 144A, 2021 C, 4%,
9/01/51 ........................................................ 3,900,000 3,079,355

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... $ 2,400,000 $ 2,357,205
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/39 .................................................... 2,765,000 2,816,521
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/44 .................................................... 2,925,000 2,934,296
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 4,100,000 4,060,395
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/44 .................................................. 2,000,000 1,975,506
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/49 .................................................. 2,000,000 1,948,182
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,501,902
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,590,953
City of Fremont ,
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/40 .... 4,655,000 4,655,475
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/45 .... 3,255,000 3,166,969
City of Galt ,
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.125%, 9/01/45 ............................................... 2,050,000 2,008,692
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.25%, 9/01/50 ................................................ 3,230,000 3,175,697
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.375%, 9/01/55 ............................................... 7,180,000 7,121,900
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,009,916
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,757,562
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 ....... 5,525,000 4,919,366
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/44 ........................................................ 1,000,000 999,763
Community Facilities District 2023-1 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,580,000 1,533,073
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/44 ........................................................ 870,000 868,790
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/49 ........................................................ 1,320,000 1,294,677
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,735,000 1,683,469
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/40 ........................................................ 165,000 167,409
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/45 ........................................................ 430,000 421,507
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/50 ........................................................ 750,000 723,758
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/55 ........................................................ 1,110,000 1,060,260
City of Mountain House ,
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.125%, 9/01/45 ................................................. 420,000 411,030
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.25%, 9/01/50 .................................................. 765,000 753,173

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Mountain House, (continued)
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.25%, 9/01/55 .................................................. $ 1,000,000 $ 973,502
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.125%, 9/01/45 ................................................. 400,000 391,457
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.25%, 9/01/50 .................................................. 580,000 571,033
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.25%, 9/01/55 .................................................. 630,000 613,306
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,002,635
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 494,872
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 3,557,759
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 2,308,159
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2024, 5%, 9/01/49 ........ 600,000 592,563
Community Facilities District No. 2021-1, Special Tax, 2024, 5%, 9/01/53 ........ 525,000 513,497
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,171,601
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 2,007,220
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/40 ............................................ 360,000 361,598
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/45 ............................................ 565,000 545,640
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/50 ............................................ 750,000 715,732
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/54 ............................................ 240,000 226,367
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,200,236
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,249,949
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1, Special
Tax, 2024, 5%, 9/01/49 ............................................ 1,125,000 1,079,463
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1, Special
Tax, 2024, 5%, 9/01/54 ............................................ 1,500,000 1,416,893
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/45 ................................................ 1,280,000 1,281,708
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5%, 9/01/43 ................................................ 500,000 500,644
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5.25%, 9/01/53 ............................................. 1,850,000 1,855,515
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,301,419
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,493,167
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 1,965,190
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,442,985
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,000,000 1,003,178

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Torrente at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 6%,
9/01/53 ........................................................ $ 1,500,000 $ 1,559,936
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,832,617
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 500,773
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,100,964
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,885,648
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,649,980
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/40 .... 1,670,000 1,694,241
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 2,130,000 2,112,345
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,120,617
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,000,483
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,250,301
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/54 ...................................... 2,000,000 1,934,785
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/49 ...................................... 1,000,000 962,148
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/32 ........................................... 300,000 305,271
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/37 ........................................... 710,000 710,793
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/47 ........................................... 1,900,000 1,863,248
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,745,000 1,745,000
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,445,000
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 225,000 226,036
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 9,970,470
City of South San Francisco ,
Community Facilities District No. 2021-01, Special Tax, 2025, 5%, 9/01/40 ....... 375,000 377,691
Community Facilities District No. 2021-01, Special Tax, 2025, 5%, 9/01/45 ....... 600,000 592,571
Community Facilities District No. 2021-01, Special Tax, 2025, 5.125%, 9/01/50 .... 1,000,000 991,921
Community Facilities District No. 2021-01, Special Tax, 2025, 5.25%, 9/01/55 ..... 1,500,000 1,501,160
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,647,897
City of Vacaville ,
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/35 .................................................... 390,000 403,561
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/40 .................................................... 375,000 373,111
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/45 .................................................... 810,000 785,162
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5.125%, 9/01/50 ................................................. 1,225,000 1,190,038
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5.25%, 9/01/55 .................................................. 1,475,000 1,444,468
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,589,180
f
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, 2.5%, 8/01/27 ........................... 1,205,000 1,149,159
GO, 2004 A, NATL Insured, 2.4%, 8/01/27 ............................... 6,295,000 6,014,591

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Clovis Unified School District, (continued)
GO, 2004 A, NATL Insured, 2.46%, 8/01/28 .............................. $ 3,000,000 $ 2,794,251
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,845,000 11,609,253
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 26,346,826
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,047,005
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 24,506,437
f
Coachella Valley Unified School District ,
GO, 2012 D, AG Insured, 4.85%, 8/01/42 ................................ 8,500,000 3,815,273
GO, 2012 D, AG Insured, 4.85%, 8/01/43 ................................ 3,000,000 1,284,157
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,510,000 3,554,999
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,116,131
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/53 .................................................. 3,080,000 3,112,007
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,116,131
County of Sacramento ,
Airport System, Revenue, 2024, 5.25%, 7/01/49 ........................... 3,000,000 3,117,925
Airport System, Revenue, 2024, 5.25%, 7/01/54 ........................... 15,000,000 15,513,538
Airport System, Revenue, 2025 D, AG Insured, 5.25%, 7/01/55 ............... 10,000,000 10,091,049
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/40 .................................................... 1,000,000 1,000,189
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/45 .................................................... 1,000,000 996,308
c
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 12,499,779
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,538,490
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 6,680,251
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 16,740,150
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,210,000 4,211,967
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,005,262
f
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, 4.88%, 12/01/28 ....... 5,135,000 4,398,357
f
El Rancho Unified School District , GO , 2004 , NATL Insured , 2.64%, 8/01/29 ....... 2,400,000 2,166,819
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A, Special Tax, 144A, 2021 A,
4%, 9/01/51 .................................................... 1,245,000 1,000,562
Community Facilities District No. 2020-1 Area No. 3A, Special Tax, 144A, 2021 A,
4.5%, 9/01/51 ................................................... 2,500,000 2,182,422
Fairfield Community Facilities District ,
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/35 ............................... 1,000,000 1,044,300
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/50 ............................... 5,255,000 5,128,271
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/54 .................................................. 9,630,000 9,260,378
g,i
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 129,089,242 7,164,453

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g,i
FHLMC, Multi-family ML Pass-Through Certificates, (continued)
c
Revenue, 144A, FRN, 2020-ML07, XCA, 2.133%, 1/25/37 ................... $ 117,100,064 $ 14,398,624
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 1,000,000 998,949
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 546,368
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,669,302
Foothill-Eastern Transportation Corridor Agency ,
f
Revenue, 2013 A, Refunding, 4.87%, 1/15/42 ............................. 75,000,000 34,448,122
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 23,000,000 19,362,782
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 15,500,000 12,017,011
f
Revenue, 2015 A, Refunding, 3.54%, 1/15/33 ............................. 19,000,000 14,701,824
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.5%, 9/01/43 ................................... 1,860,000 1,908,610
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.75%, 9/01/48 .................................. 2,945,000 3,039,166
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 6%, 9/01/53 .................................... 2,895,000 3,010,676
f
Hanford Joint Union High School District ,
GO, B, AG Insured, 3.21%, 8/01/32 .................................... 3,635,000 2,921,450
GO, B, AG Insured, 3.39%, 8/01/33 .................................... 3,705,000 2,845,542
GO, B, AG Insured, 3.74%, 8/01/35 .................................... 4,120,000 2,861,495
f
Hartnell Community College District , GO , 2009 D , 4.92%, 8/01/49 ............... 10,000,000 3,173,229
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 5,643,951
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/45 ............... 1,685,000 1,563,186
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/50 ............... 2,160,000 1,943,463
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/59 ............... 5,540,000 4,831,972
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,015,468
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,800,533
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,612,332
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 1,000,000 985,891
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 4,999,911
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,829,091
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,135,826
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,556,821
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,066,389
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 5,488,543
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 999,123
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 993,954
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 3,975,000 3,936,603
Jurupa Public Financing Authority ,
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,000,000
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,000,000
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... 3,250,000 3,050,041
Lake Tahoe Unified School District , GO , 2012 , 5.3% , 8/01/40 ................... 1,140,000 1,175,344
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1 Improvement Area No. 1, Special Tax, 2017,
5%, 9/01/42 .................................................... 2,750,000 2,756,209
Community Facilities District No. 2024-1, Special Tax, 2025, 5%, 9/01/45 ........ 2,000,000 1,958,058
Community Facilities District No. 2024-1, Special Tax, 2025, 5.125%, 9/01/50 ..... 3,750,000 3,678,498

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lammersville Joint Unified School District, (continued)
Community Facilities District No. 2024-1, Special Tax, 2025, 5.25%, 9/01/55 ...... $ 5,250,000 $ 5,195,256
f
Las Virgenes Unified School District , GO , 2011 C , 6.566%, 8/01/33 .............. 8,050,000 9,346,589
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AG Insured , 4% , 8/01/34 ............................... 1,000,000 1,016,147
f
Lemon Grove School District , GO , 2010 B , AG Insured , 5.936%, 8/01/45 .......... 6,500,000 6,220,861
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 4,947,468
Los Alamitos Unified School District ,
COP, 2012, 5.95%, 8/01/34 .......................................... 1,500,000 1,646,117
COP, 2012, 6.05%, 8/01/42 .......................................... 4,500,000 4,817,525
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... 18,805,000 18,817,278
Los Angeles Department of Water & Power ,
Power System, Revenue, 2025 A, Refunding, 5%, 7/01/50 ................... 10,000,000 10,004,478
Water System, Revenue, 2021 B, Refunding, 5%, 7/01/46 ................... 15,080,000 15,144,945
Water System, Revenue, 2022 D, Refunding, 5%, 7/01/47 ................... 12,090,000 12,125,290
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 33,500,000 30,465,597
Los Angeles Unified School District ,
GO, 2024 QRR, 4%, 7/01/49 ......................................... 10,000,000 8,741,400
GO, 2025 A-1, 5%, 7/01/49 .......................................... 10,000,000 10,257,113
Mendocino-Lake Community College District ,
GO, 2011 B, AG Insured, 6.55%, 8/01/36 ................................ 5,150,000 6,084,386
f
GO, 2011 B, AG Insured, 6.664%, 8/01/40 ............................... 7,500,000 8,830,341
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,003,640
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,500,000 1,501,025
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,147,555
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,193,465
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 305,212
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/40 ................................. 500,000 501,499
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/45 ................................. 1,000,000 962,151
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/50 ................................. 2,125,000 2,022,278
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/55 ................................. 3,600,000 3,392,371
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 38,392,830
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,505,413
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 7,888,673
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,496,306
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,844,406
County of Orange Community Facilities District No. 2017-1 Area No. 1, Special Tax,
2018 A, 5%, 8/15/47 .............................................. 9,550,000 9,303,975
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 10,347,366

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palomar Health, (continued)
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... $ 5,000,000 $ 3,737,903
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 3,725,118
f
Paso Robles Joint Unified School District , GO , 2010 A , 5.11%, 9/01/45 ........... 15,000,000 5,531,474
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,506,403
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,120,000 3,972,873
Community Facilities District No. 2014-1 Improvement Area No. 2, Special Tax, 2018
A, 4%, 9/01/48 .................................................. 1,530,000 1,273,633
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/44 .................................................... 2,200,000 2,152,115
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/49 .................................................... 1,500,000 1,443,223
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/54 .................................................... 1,400,000 1,332,287
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. 2,750,000 3,234,102
f
Richland School District , GO , 2009 C , AG Insured , 5.46%, 8/01/49 .............. 22,000,000 6,171,070
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 15,667,947
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,673,075
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,177,950
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5%, 9/01/38 ... 500,000 509,286
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/43 . 2,000,000 2,045,679
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/48 . 3,090,000 3,130,840
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.625%, 9/01/53 4,840,000 4,910,399
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,321,424
Community Facilities District No. 2016-1, Special Tax, 2025, AG Insured, 5%, 9/01/55 2,315,000 2,344,091
Community Facilities District No. 2020-1 Public Improvements, Special Tax, 2025, AG
Insured, 5%, 9/01/55 .............................................. 4,000,000 4,050,265
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 738,411
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 772,441
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,495,000 1,269,830
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/48 .................................................... 1,650,000 1,570,943
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/54 .................................................... 2,625,000 2,472,230
f
Riverbank Unified School District ,
GO, 2008 B, AG Insured, 4.53%, 8/01/38 ................................ 6,690,000 3,776,254
GO, 2008 B, AG Insured, 4.98%, 8/01/43 ................................ 8,750,000 3,660,928
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,510,619
f
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 5.05%,
6/01/43 ......................................................... 7,500,000 3,128,449
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,693,342
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,001,323
Community Facilities District No. 2004-1 Improvement Area No. 3, Special Tax, 2013,
5%, 9/01/36 .................................................... 1,500,000 1,500,941

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Rowland Unified School District ,
GO, 2009 B, 3.95%, 8/01/34 ......................................... $ 5,000,000 $ 3,539,300
GO, 2009 B, 4.58%, 8/01/39 ......................................... 15,000,000 8,041,847
GO, 2009 B, 4.58%, 8/01/42 ......................................... 10,750,000 5,037,078
f
San Bernardino Community College District , GO , 2009 B , 4.98%, 8/01/44 ......... 12,495,000 4,984,638
f
San Diego Unified School District ,
GO, 2010 C, 6.408%, 7/01/47 ........................................ 26,025,000 23,760,539
GO, 2012 E, 4.77%, 7/01/42 ......................................... 6,940,000 5,325,656
GO, 2012 E, 5.213%, 7/01/47 ......................................... 13,500,000 10,120,936
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ 17,760,000 15,980,256
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,649,375
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,002,162
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 9,808,851
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 33,737,718
Revenue, Second Series, 2022 B, Refunding, 5%, 5/01/52 ................... 5,250,000 5,312,584
Revenue, Second Series, 2024 A, Refunding, 5.25%, 5/01/44 ................. 8,605,000 8,789,711
Revenue, Second Series, 2024 A, Refunding, 5.25%, 5/01/49 ................. 350,000 353,614
Revenue, Second Series, 2025 A, 5.25%, 5/01/55 ......................... 6,045,000 6,099,316
Revenue, Second Series, 2025 A, 5.5%, 5/01/55 .......................... 10,000,000 10,347,804
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 20,000,000 20,365,372
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,500,011
San Joaquin Hills Transportation Corridor Agency ,
f
Revenue, 1997 A, Refunding, NATL Insured, 2.97%, 1/15/26 ................. 19,475,000 19,260,127
f
Revenue, 1997 A, Refunding, NATL Insured, 3.56%, 1/15/32 ................. 50,225,000 40,177,986
f
Revenue, Junior Lien, ETM, 2.15%, 1/01/28 .............................. 19,150,000 18,221,487
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 2,225,000 2,225,160
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 27,790,000 27,790,750
e
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 23,579,835
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 10,199,262
f
Siskiyou Union High School District , GO , 2009 B , AG Insured , 5.39%, 8/01/49 ...... 15,015,000 4,277,580
St. Helena Unified School District , GO , 2011 B , 6.45% , 6/01/36 ................. 10,000,000 12,283,697
State of California ,
GO, Refunding, 4.125%, 3/01/45 ...................................... 12,000,000 11,390,795
GO, 4.125%, 3/01/49 ............................................... 5,500,000 5,142,116
j
GO, 5%, 3/01/55 .................................................. 8,000,000 8,268,906
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,828,596
f
Susanville School District , GO , 2010 , AG Insured , 5.38%, 8/01/49 ............... 17,505,000 5,000,725
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,131,653
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/44 ........................................................ 600,000 600,369
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,185,000 1,149,804
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 3,210,000 2,568,351
Tobacco Securitization Authority of Southern California ,
f
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, 8.47%,
6/01/46 ........................................................ 23,500,000 4,348,165

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Southern California, (continued)
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1, 2,
Refunding, 5%, 6/01/48 ............................................ $ 5,890,000 $ 5,438,083
f
Torrance Unified School District , GO , 2009 B-1 , 4.93%, 8/01/34 ................. 5,095,000 3,317,390
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/43 ...................................... 5,500,000 5,494,825
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/48 ...................................... 6,490,000 6,346,745
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2019, 5%, 9/01/49 ...................................... 1,960,000 1,893,569
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 553,370
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,295,000 2,260,510
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,470,000 4,280,514
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 705,000 705,000
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,793,058
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A,
Refunding, 5%, 9/01/40 ............................................ 750,000 750,000
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A,
Refunding, 5%, 9/01/45 ............................................ 1,000,000 1,000,000
University of California ,
Revenue, 2025 CC, 5%, 5/15/47 ...................................... 12,500,000 12,918,676
Revenue, 2025 CC, 5%, 5/15/53 ...................................... 20,200,000 20,668,642
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,765,000 1,769,765
f
Victor Valley Community College District , GO , 2008 C , 5.2%, 6/01/49 ............ 11,940,000 3,580,420
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,888,121
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,765,237
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 298,421
2,608,663,234
Florida 0.4%
c,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 8,300,000 6,926,250
c,e
Florida Development Finance Corp. ,
AAF Operations Holdings LLC, Revenue, 144A, 2024, Refunding, Mandatory Put,
14%, 7/15/28 ................................................... 4,000,000 2,480,000
Brightline Florida Holdings LLC, Revenue, 144A, 2025 B, Mandatory Put, 10%,
6/15/26 ........................................................ 3,625,000 3,081,449
12,487,699
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,220,168
Texas 0.6%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,393,066
c
Texas Community Housing & Economic Development Corp. ,
f
Agape Helotes, Inc., Revenue, Junior Lien, 144A, 2025 B, 7.736%, 1/01/65 ...... 163,530,000 6,959,117

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Texas Community Housing & Economic Development Corp., (continued)
Agape Helotes, Inc., Revenue, Senior Lien, 144A, 2025 A-2, 12%, 1/01/65 ....... $ 1,305,000 $ 1,300,348
16,652,531
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 9,624,913
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 4,834,791
Wisconsin 0.3%
c
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 5,847,339
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, 2.279%, 12/01/45 ..... 6,000,000 4,351,734
10,199,073
U.S. Territories 5.1%
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 .. 9,885,000 9,922,309
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 .............. 4,750,000 4,780,635
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 246,450
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 1,125,000 999,228
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,128,685
19,077,307
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,125,000 2,171,873
Puerto Rico 4.4%
Commonwealth of Puerto Rico ,
f,g
GO, FRN, 2.567%, 11/01/43 .......................................... 3,035,819 1,908,772
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 837,571
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 849,100
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 849,217
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 717,948
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 632,458
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 525,823
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 670,151
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 13,472,186
f
GO, 2022 A-1, 4.65%, 7/01/33 ........................................ 944,324 661,294
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 14,457,528 13,960,020
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 685,869 686,014
Puerto Rico Electric Power Authority ,
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 1,158,363
d
Revenue, 2, 10%, 7/01/21 ........................................... 1,768,493 1,158,363
d
Revenue, 2013 A, 10%, 7/01/19 ....................................... 1,601,766 1,049,157
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 17,950,000 11,802,125
d
Revenue, 2016 B-1, 10%, 7/01/19 ..................................... 1,601,765 1,049,156
d
Revenue, 3, 10%, 1/01/22 ........................................... 600,000 393,000
d
Revenue, 4, 10%, 7/01/22 ........................................... 600,000 393,000
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,798,899

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue, 2000 B, 6.625%, 1/01/27 .................................... $ 362,482 $ 361,236
Revenue, 2000 B, 6.625%, 1/01/28 .................................... 2,764,591 2,757,444
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 95,437
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 18,244,000 16,383,626
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 8,695,000 7,975,560
f
Sales Tax, Revenue, A-1, 5.68%, 7/01/46 ................................ 20,000,000 6,321,148
f
Sales Tax, Revenue, A-1, 5.79%, 7/01/51 ................................ 47,945,000 11,191,116
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 4,419,000 4,098,368
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 28,616,000 25,280,116
129,036,668
Total U.S. Territories .................................................................... 150,285,848
Total Municipal Bonds (Cost $2,975,639,991) ...................................
2,830,294,735
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 757,874
Total Escrows and Litigation Trusts (Cost $–) ...................................
757,874
Total Long Term Investments (Cost $3,051,165,702) .............................
2,897,670,279
a
a a a a
Short Term Investments 0.4%
Principal
Amount
Municipal Bonds 0.4%
California 0.4%
k
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
3.6% , 10/01/54 ................................................... 2,000,000 2,000,000
k
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 3.58% , 10/01/41 .................................. 1,900,000 1,900,000
k
Los Angeles Department of Water & Power , Power System , Revenue , 2023 F-1 ,
Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.75% , 7/01/48 . 2,100,000 2,100,000
k
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.55% , 5/15/48 ..
7,100,000 7,100,000
13,100,000
Total Municipal Bonds (Cost $13,100,000) ......................................
13,100,000
Total Short Term Investments (Cost $13,100,000) ................................
13,100,000
a
Total Investments (Cost $3,064,265,702) 98.8% ..................................
$2,910,770,279
Other Assets, less Liabilities 1.2% .............................................
33,721,243
Net Assets 100.0% ...........................................................
$2,944,491,522

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 40 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $856,636,926, representing 29.1% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis. See Note 1(b).
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
k
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,064,265,702
Value - Unaffiliated issuers .................................................................. $2,910,770,279
Cash .................................................................................... 2,593,771
Receivables:
Capital shares sold ........................................................................ 2,287,649
Interest ................................................................................. 40,652,612
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 1,620,918
Total assets .......................................................................... 2,957,925,229
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,872,350
Capital shares redeemed ................................................................... 7,121,358
Management fees ......................................................................... 1,143,926
Distribution fees .......................................................................... 305,042
Transfer agent fees ........................................................................ 524,683
Trustees' fees and expenses ................................................................. 2,769
Distributions to shareholders ................................................................. 1,299,458
Accrued expenses and other liabilities ........................................................... 164,121
Total liabilities ......................................................................... 13,433,707
Net assets, at value ................................................................. $2,944,491,522
Net assets consist of:
Paid-in capital ............................................................................. $3,292,063,899
Total distributable earnings (losses) ............................................................. (347,572,377)
Net assets, at value ................................................................. $2,944,491,522

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $990,078,824
Shares outstanding ........................................................................ 105,206,668
Net asset value per share
a ,b
.................................................................. $9.41
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.78
Class A1:
Net assets, at value ....................................................................... $656,239,603
Shares outstanding ........................................................................ 69,868,753
Net asset value per share
a ,b
.................................................................. $9.39
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $9.76
Class C:
Net assets, at value ....................................................................... $72,669,563
Shares outstanding ........................................................................ 7,677,587
Net asset value and maximum offering price per share
a ,b
............................................ $9.47
Class R6:
Net assets, at value ....................................................................... $62,616,207
Shares outstanding ........................................................................ 6,644,471
Net asset value and maximum offering price per share
b
............................................. $9.42
Advisor Class:
Net assets, at value ....................................................................... $1,162,887,325
Shares outstanding ........................................................................ 123,532,460
Net asset value and maximum offering price per share
b
............................................. $9.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $74,422,809
Expenses:
Management fees (Note 3 a ) ................................................................... 6,805,887
Distribution fees: (Note 3c )
Class A ................................................................................ 1,218,186
Class A1 ............................................................................... 339,322
Class C ................................................................................ 257,019
Transfer agent fees: (Note 3e )
Class A ................................................................................ 331,530
Class A1 ............................................................................... 230,699
Class C ................................................................................ 26,862
Class R6 ............................................................................... 6,417
Advisor Class ............................................................................ 398,988
Custodian fees (Note 4 ) ...................................................................... 8,828
Reports to shareholders fees .................................................................. 27,100
Registration and filing fees .................................................................... 15,425
Professional fees ........................................................................... 106,978
Trustees' fees and expenses .................................................................. 17,276
Other .................................................................................... 184,875
Total expenses ......................................................................... 9,975,392
Net investment income ................................................................ 64,447,417
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (15,596,698)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (138,527,370)
Net realized and unrealized gain (loss) ............................................................ (154,124,068)
Net increase (decrease) in net assets resulting from operations .......................................... $(89,676,651)

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California High Yield Municipal Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $64,447,417 $113,522,234
Net realized gain (loss) ................................................. (15,596,698) (23,658,994)
Net change in unrealized appreciation (depreciation) ........................... (138,527,370) 38,149,884
Net increase (decrease) in net assets resulting from operations ................ (89,676,651) 128,013,124
Distributions to shareholders:
Class A ............................................................. (20,564,621) (33,286,444)
Class A1 ............................................................ (14,838,447) (30,414,871)
Class C ............................................................. (1,495,810) (3,156,190)
Class R6 ............................................................ (1,429,172) (2,427,473)
Advisor Class ........................................................ (26,192,554) (43,462,594)
Total distributions to shareholders .......................................... (64,520,604) (112,747,572)
Capital share transactions: (Note 2 )
Class A ............................................................. 58,568,709 266,877,961
Class A1 ............................................................ (20,078,174) (68,763,477)
Class C ............................................................. (8,163,413) (8,310,519)
Class R6 ............................................................ 48,880 14,864,697
Advisor Class ........................................................ 37,927,931 265,571,571
Total capital share transactions ............................................ 68,303,933 470,240,233
Net increase (decrease) in net assets ................................... (85,893,322) 485,505,785
Net assets:
Beginning of period ..................................................... 3,030,384,844 2,544,879,059
End of period .......................................................... $2,944,491,522 $3,030,384,844

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)
Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At August 31,
2025, unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2025
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 18,076,709 $171,760,359 39,430,549 $390,770,256
Shares issued in reinvestment of distributions .......... 1,907,616 18,102,330 3,006,832 29,733,559
Shares redeemed ............................... (13,809,901) (131,293,980) (15,541,705) (153,625,854)
Net increase (decrease) .......................... 6,174,424 $58,568,709 26,895,676 $266,877,961
Class A1 Shares:
Shares sold ................................... 1,257,432 $11,953,263 3,133,435 $31,022,853
Shares issued in reinvestment of distributions .......... 1,319,859 12,505,686 2,620,130 25,845,061
Shares redeemed ............................... (4,694,810) (44,537,123) (12,723,467) (125,631,391)
Net increase (decrease) .......................... (2,117,519) $(20,078,174) (6,969,902) $(68,763,477)
Class C Shares:
Shares sold ................................... 762,664 $7,321,082 2,231,242 $22,232,038
Shares issued in reinvestment of distributions .......... 149,571 1,428,530 303,493 3,017,044
Shares redeemed
a
.............................. (1,772,178) (16,913,025) (3,372,293) (33,559,601)
Net increase (decrease) .......................... (859,943) $(8,163,413) (837,558) $(8,310,519)
Class R6 Shares:
Shares sold ................................... 1,703,011 $16,189,200 2,645,569 $26,237,351
Shares issued in reinvestment of distributions .......... 143,432 1,363,204 229,503 2,272,221
Shares redeemed ............................... (1,839,423) (17,503,524) (1,378,938) (13,644,875)
Net increase (decrease) .......................... 7,020 $48,880 1,496,134 $14,864,697
Advisor Class Shares:
Shares sold ................................... 27,696,899 $263,166,362 48,258,465 $478,078,553
Shares issued in reinvestment of distributions .......... 2,262,700 21,481,373 3,661,004 36,211,650
Shares redeemed ............................... (26,030,288) (246,719,804) (25,136,507) (248,718,632)
Net increase (decrease) .......................... 3,929,311 $37,927,931 26,782,962 $265,571,571
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2025, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$264,275 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2026.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2025, these purchase and sale transactions aggregated $73,615,000 and $97,205,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,775
CDSC retained .............................................................................. $143,939
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2025, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2025, aggregated
$394,249,494 and $273,600,431, respectively.
7. Credit Risk and Defaulted Securities
At August 31, 2025, the Fund had 36.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2025, the aggregate value of these securities was $29,760,441 representing 1.0% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 100,190,328
Long term ................................................................................ 83,531,474
Total capital loss carryforwards ............................................................... $183,721,802
Cost of investments .......................................................................... $3,069,443,401
Unrealized appreciation ........................................................................ $85,160,018
Unrealized depreciation ........................................................................ (243,833,140)
Net unrealized appreciation (depreciation) .......................................................... $(158,673,122)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2025, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 40,416,931 — 40,416,931
Electric Utilities ........................ — 10,107,789 — 10,107,789
Municipal Bonds :
Arizona .............................. — 14,326,478 — 14,326,478
California ............................. — 2,600,307,783 8,355,451 2,608,663,234
Florida ............................... — 12,487,699 — 12,487,699

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Minnesota ............................ $ — $ 3,220,168 $ — $ 3,220,168
Texas ............................... — 16,652,531 — 16,652,531
Virgin Islands .......................... — 9,624,913 — 9,624,913
Virginia .............................. — 4,834,791 — 4,834,791
Wisconsin ............................ — 10,199,073 — 10,199,073
U.S. Territories ..........................
Guam ............................... — 19,077,307 — 19,077,307
Pacific Islands ......................... — 2,171,873 — 2,171,873
Puerto Rico ........................... — 129,036,668 — 129,036,668
Escrows and Litigation Trusts ............... — — 757,874 757,874
Short Term Investments ................... — 13,100,000 — 13,100,000
Total Investments in Securities ........... $— $2,885,564,004 $25,206,275 $2,910,770,279
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust

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Semiannual Report
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(Unaudited)
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
(Fund)
At an in-person meeting held on April 15, 2025 (Meeting), the Board of Trustees (Board) of Franklin Municipal Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of the Management Agreement.
In considering the continuance of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. On several occasions, both prior to, and at the Meeting, the Independent Trustees met with senior executives of
Franklin Resources, Inc. (FRI), the Manager’s parent, to discuss management’s perspectives on and ask questions regarding the performance of and long-term business strategies for the Municipal and Tax-Free Funds, including on topics such as the positioning of the Municipal and Tax-Free Funds within the broader Franklin Templeton product offering line up, management’s assessment of the overall performance of the Municipal and Tax-Free Funds compared to other similar suites of funds in the
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Semiannual Report
marketplace, and the appropriateness of the Broadridge Performance Universe selected for each Municipal and Tax-Free
Fund. The Board further considered all of the factors it deemed relevant in approving the continuance of the Management
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2024. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below. The class Broadridge used to calculate the performance
(and expense) data for the Fund was changed from Class A1 to Class A this year. Class A1 was historically used to calculate the performance data as the class has a longer track record than Class A; however, Class A has a Rule 12b-1 fee that is more aligned with the fee charged by a majority of the Fund’s Performance Universe peers and is available for new investor purchases, unlike Class A1 which is only available to existing Class A1 shareholders.

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The Performance Universe for the Fund included the Fund and all retail and institutional California municipal debt funds. The
Board noted that the Fund’s annualized income return for the one-, three- and five-year periods was above the median and in the first (best) quintile of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-
and five-year periods was above the median of its Performance Universe, but for three-year period was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and each other fund in its Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and eight other California municipal debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its Expense Group. The Board discussed the above median actual total expense ratio with management and management explained that the Expense Group is comprised of California municipal debt funds that predominantly invest in investment grade bonds and of the nine funds within the Expense Group, only one other fund has a high yield investment mandate.
Management further explained that high yield fixed income investment mandates generally require greater research expertise, risk management, trading and legal resources. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

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Semiannual Report
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of the Management Agreement for an additional one-year period.

MUN-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Municipal Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 29, 2025